Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$ 3,391	$ 2,212	$ 1,015
Supplemental non-cash information related to lease liabilities from obtaining ROU assets	$ 6,565	$ 2,862	$ 17,329